Property, Plant and Equipment, Net - Schedule of Property, Plants and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Plants and Equipment [Line Items]
Balance	$ 51,795
Depreciated cost	47,614	$ 51,795
Depreciation	17,921	17,287	$ 18,513
Balance	47,614	51,795
Computers, furniture and equipment [Member]
Schedule of Property, Plants and Equipment [Line Items]
Depreciated cost	27,313	29,621
Leasehold improvements [Member]
Schedule of Property, Plants and Equipment [Line Items]
Depreciated cost	17,858	19,749
Motor vehicles [Member]
Schedule of Property, Plants and Equipment [Line Items]
Depreciated cost	1,950	1,845
Software [Member]
Schedule of Property, Plants and Equipment [Line Items]
Depreciated cost	493	580
Cost [Member]
Schedule of Property, Plants and Equipment [Line Items]
Balance	198,604	188,504
Measurement period adjustments	(62)	(462)
Initially consolidated company	5,414	3,837
Purchases	16,283	16,556
Disposals	(7,982)	(7,657)
Loss of control	(56,580)
Exchange rate differences from translation of foreign operations	23,930	(2,174)
Balance	179,607	198,604	188,504
Cost [Member] | Computers, furniture and equipment [Member]
Schedule of Property, Plants and Equipment [Line Items]
Balance	143,081	137,060
Measurement period adjustments	(31)	(94)
Initially consolidated company	5,014	2,379
Purchases	12,832	10,843
Disposals	(2,338)	(5,851)
Loss of control	(48,768)
Exchange rate differences from translation of foreign operations	17,245	(1,256)
Balance	127,035	143,081	137,060
Cost [Member] | Leasehold improvements [Member]
Schedule of Property, Plants and Equipment [Line Items]
Balance	48,275	43,132
Measurement period adjustments	(41)	81
Initially consolidated company	87	698
Purchases	722	5,164
Disposals	(2,643)	(285)
Loss of control	(7,812)
Exchange rate differences from translation of foreign operations	5,952	(515)
Balance	44,540	48,275	43,132
Cost [Member] | Motor vehicles [Member]
Schedule of Property, Plants and Equipment [Line Items]
Balance	5,161	5,562
Measurement period adjustments	10	3
Initially consolidated company	313	760
Purchases	2,665	427
Disposals	(2,991)	(1,521)
Loss of control
Exchange rate differences from translation of foreign operations	676	(70)
Balance	5,834	5,161	5,562
Cost [Member] | Software [Member]
Schedule of Property, Plants and Equipment [Line Items]
Balance	2,087	2,750
Measurement period adjustments		(452)
Initially consolidated company
Purchases	64	122
Disposals	(10)
Loss of control
Exchange rate differences from translation of foreign operations	57	(333)
Balance	2,198	2,087	2,750
Accumulated Depreciation [Member]
Schedule of Property, Plants and Equipment [Line Items]
Balance	146,809	135,573
Measurement period adjustments	(58)	(442)
Initially consolidated company	3,591	2,336
Depreciation	17,921	17,287
Disposals	(6,841)	(6,340)
Loss of control	(47,215)
Exchange rate differences from translation of foreign operations	17,786	(1,605)
Balance	131,993	146,809	135,573
Accumulated Depreciation [Member] | Computers, furniture and equipment [Member]
Schedule of Property, Plants and Equipment [Line Items]
Balance	113,460	103,951
Measurement period adjustments	(47)	2
Initially consolidated company	3,390	1,827
Depreciation	13,430	13,318
Disposals	(1,954)	(4,995)
Loss of control	(42,031)
Exchange rate differences from translation of foreign operations	13,474	(643)
Balance	99,722	113,460	103,951
Accumulated Depreciation [Member] | Leasehold improvements [Member]
Schedule of Property, Plants and Equipment [Line Items]
Balance	28,526	25,535
Measurement period adjustments	(6)
Initially consolidated company	16	172
Depreciation	1,745	3,342
Disposals	(2,204)	(220)
Loss of control	(5,184)
Exchange rate differences from translation of foreign operations	3,789	(303)
Balance	26,682	28,526	25,535
Accumulated Depreciation [Member] | Motor vehicles [Member]
Schedule of Property, Plants and Equipment [Line Items]
Balance	3,316	3,880
Measurement period adjustments	(5)	1
Initially consolidated company	185	337
Depreciation	2,645	547
Disposals	(2,673)	(1,125)
Loss of control
Exchange rate differences from translation of foreign operations	416	(324)
Balance	3,884	3,316	3,880
Accumulated Depreciation [Member] | Software [Member]
Schedule of Property, Plants and Equipment [Line Items]
Balance	1,507	2,207
Measurement period adjustments		(445)
Initially consolidated company
Depreciation	101	80
Disposals	(10)
Loss of control
Exchange rate differences from translation of foreign operations	107	(335)
Balance	$ 1,705	$ 1,507	$ 2,207